Related parties (Details Textual) - Sociedad Minera Cerro Verde S.A.A. [Member] - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Related Party Explanatory [Line Items]
Description of basis for determining transaction price and type of delivery		at a price based on the Metals Week Dealer Oxide price and under a delivery type known as CIF (cost, insurance and freight)
Amounts payable, related party transactions		$ 13,681,000	$ 34,266,000
Stock option benefits [Member]
Disclosure Of Related Party Explanatory [Line Items]
Amounts payable, related party transactions		8,100,000	7.1
Freeport Minerals Corporation [Member]
Disclosure Of Related Party Explanatory [Line Items]
Amounts payable, related party transactions	[1]	$ 8,470,000	30,353,000
Copper concentrate [Member] | Freeport Minerals Corporation [Member] | Long-term contracts [member] | Bottom of range [member]
Disclosure Of Related Party Explanatory [Line Items]
Proportion of sales commitment made by entity, related party transactions		70.00%
Copper concentrate [Member] | Freeport Minerals Corporation [Member] | Long-term contracts [member] | Top of range [member]
Disclosure Of Related Party Explanatory [Line Items]
Proportion of sales commitment made by entity, related party transactions		80.00%
Copper concentrate [Member] | Sumitomo Metal Mining Company, Ltd. [Member] | Long-term contracts [member]
Disclosure Of Related Party Explanatory [Line Items]
Proportion of sales commitment made by entity, related party transactions		21.00%
Molybdenum concentrate [Member] | Climax Molybdenum Marketing Corporation [Member] | Long-term contracts [member]
Disclosure Of Related Party Explanatory [Line Items]
Proportion of sales commitment made by entity, related party transactions		100.00%
Used shovel [Member]
Disclosure Of Related Party Explanatory [Line Items]
Amounts payable, related party transactions			$ 22.3

[1]	Accounts payable to FMC as of December 31, 2017, is related to stock option benefits for US$8.1 million. The balance as of December 31, 2016, includes US$22.3 million for the purchase of used shovels and US$7.1 million of stock option benefits.